Offerings	Jan. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	3,182,227
Proposed Maximum Offering Price per Unit	0.63
Maximum Aggregate Offering Price	$ 2,004,803.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock (“Common Stock”) of Veea Inc. (the “Registrant”) that become issuable under the Registrant’s 2024 Incentive Equity Plan, as amended (the “2024 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Rule 457(c) and Rule 457(h)

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and (h)(i0of the Securities Act based upon the average of the high $0.65 and low $0.60 sale prices of the shares of Common Stock of the Company on January 23, 2026, as reported on Nasdaq.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	2,330,000
Proposed Maximum Offering Price per Unit	0.66
Maximum Aggregate Offering Price	$ 1,537,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 212.37
Offering Note	Pursuant to Rule 416(a) under the Securities Act this Registration Statement shall also cover any additional shares of Common Stock the Registrant that become issuable under the 2024 Plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Rule 457(h).

Equal to the exercise price of the stock options.